Aon Funds
                                                                   Annual Report
                                                                October 31, 2001

                                                               December 28, 2001

Dear Fellow Shareholder:

Attached are the financial statements for the fiscal year ended October 31, 2001 including management's discussion and analysis of Fund performance. Thank you for your support of Aon Funds.

Sincerely,




Michael A. Conway
President

Aon Funds
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


Government Securities Fund Commentary                        Pages 2 - 3

Asset Allocation Fund Commentary                             Pages 4 - 5

Audited Financial Statements                                 Pages 6 - 34

         Report of Independent Auditors                      Page 6

         Money Market Fund
                  Statement of Assets and Liabilities        Page 7
                  Statement of Operations                    Page 8
                  Statements of Changes in Net Assets        Page 9
                  Schedule of Investments                    Pages 10 - 12
                  Financial Highlights                       Pages 13 - 14

         Government Securities Fund
                  Statement of Assets and Liabilities        Page 15
                  Statement of Operations                    Page 16
                  Statements of Changes in Net Assets        Page 17
                  Schedule of Investments                    Page 18
                  Financial Highlights                       Pages 19 - 20

         Asset Allocation Fund
                  Statement of Assets and Liabilities        Page 21
                  Statement of Operations                    Page 22
                  Statements of Changes in Net Assets        Page 23
                  Schedule of Investments                    Pages 24 - 27
                  Financial Highlights                       Pages 28 - 29

         Notes to the Financial Statements                   Pages 30 - 34

Aon Funds
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the Government Securities Fund and an investment in the Lehman Brothers U.S. Government Bond Index from the inception of the Fund to October 31, 2001. The illustration assumes that all dividends and distributions are reinvested.

                              [GRAPH APPEARS HERE]

                                                                      9/3/96 to
Comparison of Returns                 1 Year  3 Years(3)  5 Years(3) 10/31/01(4)
--------------------------------------------------------------------------------
Government Securities Fund(1)         14.59%     6.03%       7.71%      49.02%
Lehman U.S. Government Bond Index(2)  15.08%     7.09%       8.23%      53.92%


(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Government Securities Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) The Lehman Brothers U.S. Government Bond Index is an unmanaged index generally considered to be representative of U.S. Government bond market activity.

(3) Average annual total return.

(4) Cumulative total return. September 3, 1996 was the inception date of the Fund.

Aon Funds
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U. S. Treasury rates declined during the year ended October 31, 2001 as the economy slipped into recession. Federal Funds rate cuts by the Federal Reserve were unable to overcome weakness in capital spending, the impact of economic slowdowns in Europe and Japan, a softening labor market, and a drop in consumer confidence.

The total return of the Fund for the year ended October 31, 2001 was 14.59%. For comparison, the Lehman Government Bond Index returned 15.08%. The Fund underperformed due to its cash position which underperformed short and intermediate maturity issues. Exposure to longer maturity Treasuries helped performance as these issues benefited from the announcement by the U. S. Treasury of the elimination of the 30-year bond.

Success in the "War on Terror", improvement in equity prices, rising consumer confidence and the impact of lower borrowing costs should act to restore economic growth in 2002. A resumption in economic growth suggests that the lows in interest rates has been achieved and that rates will trend higher.

Francis P. Wren
Portfolio Manager

Aon Funds
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the Asset Allocation Fund and an investment in the Lipper Flexible Portfolio Fund Average from the inception of the Fund to October 31, 2001. The illustration assumes that all dividends and distributions are reinvested.

                              [GRAPH APPEARS HERE]

                                                                  3/3/94 to
Comparison of Returns          1 Year   3 Years(2)  5 Years(2)   10/31/01(3)
--------------------------------------------------------------------------------
Asset Allocation Fund(1)       -13.06%     3.76%      8.22%        113.10%
Lipper Flexible Portfolio
Fund Average(4)                -12.70%     2.72%      7.09%         89.16%


(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Asset Allocation Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) Average annual total return.

(3) Cumulative total return. March 3, 1994 was the inception date of the Fund.

(4) The Lipper Flexible Portfolio Fund Average is the average of the returns for the flexible portfolio funds tracked by Lipper Inc.

Aon Funds
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The Aon Asset Allocation Fund had a total return of -13.1 % for the year ended October 31, 2001. This compares to the average return of -12.7% for the flexible portfolio funds tracked by Lipper.

During this past year the economy has undergone a dramatic shift from strong growth to a recession. As a result bonds posted strong returns while stocks declined in value as corporate profits have fallen. The Fund's holdings of U.S. Treasuries and corporate bonds benefitted from this trend.

In equities, the Fund's strategy has been to invest in those sectors which have defensive characteristics such as Healthcare, Energy, and Consumer Staples. The most successful element of the strategy was the Fund's investment in Healthcare, reflecting strong relative performance in drug and medical suppliers. Other sectors experienced greater than expected weakness, particularly Energy, where falling prices due to the recession more than offset a favorable longer term outlook. In Technology, the Fund's holdings in the software and services area helped relative performance..

We believe the Fund is well positioned to benefit from an economic recovery, which we expect will occur in 2002.

John Lagedrost
Portfolio Manager

The Board of Trustees and Shareholders
Aon Funds --
     Money Market Fund
     Government Securities Fund
     Asset Allocation Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aon Funds - Money Market Fund, Government Securities Fund, and Asset Allocation Fund as of October 31, 2001, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Aon Funds - Money Market Fund, Government Securities Fund, and Asset Allocation Fund at October 31, 2001, the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                       /s/ Ernst & Young LLP

Chicago, Illinois
December 7, 2001

                                Money Market Fund
                       Statement of Assets and Liabilities
                                October 31, 2001

In thousands, except per share data

Assets
     Investments, at amortized cost............................................................   $      1,710,466
     Receivable for fund shares sold...........................................................              1,912
                                                                                                  ----------------

Total Assets...................................................................................          1,712,378

Liabilities
     Dividends payable.........................................................................              3,248
     Accrued expenses .........................................................................                165
     Investment advisory fees payable..........................................................                137
                                                                                                  ----------------

Total Liabilities..............................................................................              3,550
                                                                                                  ----------------

Net Assets.....................................................................................   $      1,708,828
                                                                                                  ================

Net Asset Value Per Share  (based on net assets of $1,708,828 and 1,708,828
     shares issued and outstanding)............................................................   $           1.00
                                                                                                  ================

See accompanying notes to the financial statements

                                Money Market Fund
                             Statement of Operations
                       For the year ended October 31, 2001

In thousands
Investment Income
     Interest..................................................................................   $         63,851
                                                                                                  ----------------

Total Investment Income........................................................................             63,851

Expenses
     Investment advisory fees..................................................................              1,351
     Fund administration fees..................................................................                666
     Custodian fees............................................................................                117
     Fund accounting fees......................................................................                108
     Professional fees.........................................................................                105
     Trustees fees.............................................................................                 58
     Registration fees.........................................................................                 50
     Transfer agent fees.......................................................................                 28
                                                                                                  ----------------

Total Expenses.................................................................................              2,483
                                                                                                  ----------------

Net Investment Income..........................................................................   $         61,368
                                                                                                  ================

Net Realized Loss
     Net realized loss on sale of investments..................................................             (8,516)
     Payment from Advisor......................................................................              8,516
                                                                                                  ----------------

     Net realized loss.........................................................................                  0
                                                                                                  ----------------

Net Change in Net Assets from Operations.......................................................   $         61,368
                                                                                                  ================

See accompanying notes to the financial statements

                                Money Market Fund
                       Statements of Changes in Net Assets

                                                                                        Year             Year
In thousands                                                                           ended            ended
                                                                                      10/31/01         10/31/00
                                                                                 ---------------- ----------------
Change in net assets from operations
     Net investment income....................................................   $         61,368           68,776

Distributions to shareholders from:
     Net investment income....................................................            (61,368)         (68,776)

Capital share transactions
     Proceeds from sale of shares.............................................          9,581,253        8,181,724
     Reinvestment of distributions............................................             38,902           47,693
     Cost of shares redeemed .................................................         (9,296,970)      (7,988,616)
                                                                                 ---------------- ----------------
     Change in net assets from capital transactions...........................            323,185          240,801
                                                                                 ---------------- ----------------

Change in net assets..........................................................            323,185          240,801
Net assets at beginning of period.............................................          1,385,643        1,144,842
                                                                                 ---------------- ----------------

Net assets at end of period...................................................   $      1,708,828        1,385,643
                                                                                 ================ ================

Undistributed net investment income...........................................   $              0                0
                                                                                 ================ ================

See accompanying notes to the financial statements

                                                          Money Market Fund
                                                       Schedule of Investments
                                                          October 31, 2001

                                     Principal                                                         Principal
In thousands                           Amount         Value                                              Amount          Value
                                   -------------   ------------                                       ------------   -------------
COMMERCIAL PAPER                                                     Minnesota Mining & Mfg
Auto & Truck - 1.5%                                                  2.460%       due  11/20/2001            8,000   $       7,990
Paccar Finance Co.                                                   2.400%       due  12/14/2001           17,000          16,951
2.430%        due  11/08/2001      $      20,100   $     20,090                                                      -------------
2.320%        due  11/21/2001              5,010          5,004                                                             84,917
                                                   ------------      Finance - 5.1%
                                                         25,094      American Express Company
Beverages (Alcoholic) - 1.9%                                         2.480%       due  11/05/2001            5,000           4,999
Anheuser-Busch Companies, Inc.                                       2.480%       due  11/09/2001           25,000          24,986
2.570%        due  11/01/2001             32,000         32,000      American General Finance Corp.
                                                                     2.440%       due  11/07/2001           25,000          24,990
Capital Goods - 1.7%                                                 Household Finance Corp.
Illinois Tool Works, Inc.                                            2.620%       due  11/01/2001           32,000          32,000
2.440%        due  11/13/2001             10,000          9,992                                                      -------------
2.310%        due  11/28/2001              6,000          5,990                                                             86,975
2.360%        due  12/03/2001             13,965         13,936      Food Processing - 2.2%
                                                   ------------      Hershey Foods Corporation
                                                         29,918      2.460%       due  11/02/2001           14,000          13,999
Chemical Manufacturing - 1.8%                                        2.330%       due  11/16/2001           14,376          14,362
Dow Chemical Company                                                 Unilever N.V.
2.450%        due  11/02/2001             22,000         21,998      2.190%       due  11/29/2001           10,000           9,983
2.400%        due  11/05/2001              8,000          7,998                                                      -------------
                                                   ------------                                                             38,344
                                                         29,996
Computer Hardware - 1.5%                                             Insurance - 3.5%
IBM                                                                  American International Group, Inc.
2.450%        due  11/01/2001             25,000         25,000      2.430%       due  11/05/2001            5,000           4,999
                                                                     Chubb Corporation
Conglomerates - 5.0%                                                 2.350%       due  11/20/2001            5,000           4,994
Emerson                                                              2.330%       due  11/21/2001           25,000          24,968
2.400%        due  11/08/2001             10,000          9,995      Prudential Funding Corp.
2.410%        due  11/09/2001             20,000         19,989      2.480%       due  11/02/2001           25,000          24,998
General Electric Capital Corp.                                                                                       -------------
2.460%        due  11/05/2001             10,000          9,997                                                             59,959
2.450%        due  11/05/2001             20,000         19,995

See accompanying notes to the financial statements
                                                                              10

                                                          Money Market Fund
                                                       Schedule of Investments
                                                          October 31, 2001

                                     Principal                                                         Principal
In thousands                           Amount         Value                                              Amount          Value
                                   -------------   ------------                                       ------------   -------------
Major Drugs - 3.6%                                                   Personal & Household Products - 0.9%
Abbott Laboratories                                                  Colgate-Palmolive Company
2.400%        due  11/13/2001      $      16,000   $     15,987      2.500%       due  11/01/2001     $      8,875   $       8,875
2.400%        due  11/14/2001              5,000          4,996      Proctor & Gamble
2.200%        due  11/16/2001             10,000          9,991      2.200%       due  12/14/2001            6,745           6,727
Merck & Co., Inc.                                                                                                    -------------
2.450%        due  11/07/2001              5,000          4,998                                                             15,602
2.530%        due  11/08/2001             25,000         24,988      Printing & Publishing - 2.6%
                                                   ------------      Gannett Co., Inc.
                                                         60,960      2.420%       due  11/05/2001            5,000           4,999
Money Center Banks - 1.7%                                            McGraw-Hill Companies, Inc.
Wells Fargo & Company                                                2.220%       due  11/29/2001            9,000           8,984
2.450%        due  11/07/2001             14,000         13,994      Tribune Company
2.330%        due  11/08/2001             16,000         15,993      2.470%       due  11/07/2001            5,000           4,998
                                                   ------------      2.260%       due  11/21/2001           13,500          13,483
                                                         29,987      2.240%       due  11/26/2001           11,988          11,969
Oil & Gas - 3.2%                                                                                                     -------------
BP Amoco PLC                                                                                                                44,433
2.450%        due  11/06/2001             25,000         24,991      Regional Banks - 0.3%
Chevron Texaco Corporation                                           SunTrust Bank
2.400%        due  11/05/2001             30,000         29,992      2.320%       due  11/19/2001            5,000           4,994
                                                   ------------
                                                         54,983      Retail - 5.4%
Office Equipment - 1.7%                                              May Department Stores Company
Pitney Bowes, Inc.                                                   2.450%       due  11/02/2001           25,000          24,998
2.400%        due  11/07/2001             30,000         29,988      2.430%       due  11/08/2001            5,000           4,998
                                                                     Walgreen Company
Paper & Paper Products - 1.8%                                        2.470%       due  11/07/2001           29,000          28,988
Kimberly-Clark Corp.                                                 Wal-Mart Stores Inc.
2.400%        due  11/16/2001             16,000         15,984      2.420%       due  11/01/2001            7,000           7,000
2.440%        due  11/16/2001              5,000          4,995      2.470%       due  11/06/2001            3,500           3,499
2.450%        due  12/06/2001              9,120          9,098      2.430%       due  11/08/2001           16,510          16,502
                                                   ------------      2.300%       due  11/13/2001            5,770           5,766
                                                         30,077                                                      -------------
                                                                                                                            91,751

See accompanying notes to the financial statements
                                                                              11

                                                          Money Market Fund
                                                       Schedule of Investments
                                                          October 31, 2001

                                     Principal                                                         Principal
In thousands                           Amount         Value                                              Amount          Value
                                   -------------   ------------                                       ------------   -------------
Telecommunication - 4.8%                                             Federal Home Loan Bank
BellSouth Corporation                                                2.160%       due  11/01/2001     $     50,000   $      50,000
2.570%        due  11/02/2001      $      15,035   $     15,034      2.360%       due  11/07/2001           25,000          24,990
2.440%        due  11/07/2001              5,000          4,998      2.360%       due  11/09/2001           50,000          49,974
2.510%        due  11/16/2001              8,000          7,992      2.370%       due  11/14/2001          118,500         118,400
SBC Communications, Inc.                                             2.250%       due  11/23/2001           20,533          20,505
2.350%        due  12/13/2001             25,000         24,931                                                      -------------
Verizon Network Funding                                                                                                    263,869
2.450%        due  11/05/2001             10,000          9,997      Federal Home Loan Mortgage Corp.
2.430%        due  11/08/2001             10,000          9,995      2.350%       due  11/05/2001           10,529          10,526
2.240%        due  11/28/2001             10,000          9,983      2.400%       due  11/06/2001          101,500         101,467
                                                   ------------      2.370%       due  11/09/2001           76,000          75,961
                                                         82,930      2.550%       due  11/13/2001          102,500         102,415
Trucking - 1.9%                                                      2.200%       due  11/16/2001            9,000           8,992
United Parcel Service Inc.                                           2.420%       due  11/20/2001           66,500          66,418
2.480%        due  11/01/2001             32,867         32,867      2.160%       due  11/27/2001           50,000          49,922
                                                                     2.730%       due  12/18/2001           35,000          34,902
Utilities/Electric - 2.2%                                                                                            -------------
Alliant Energy Corp.                                                                                                       450,603
2.530%        due  11/01/2001              8,000          8,000      Federal National Mortgage Association
Baltimore Gas & Electric Co.                                         2.400%       due  11/05/2001           14,550          14,546
2.430%        due  11/15/2001             15,000         14,986                                                      -------------
2.420%        due  11/19/2001             15,000         14,982      Total U.S. Government Securities - 45.6%              779,138
                                                   ------------
                                                         37,968
                                                   ------------      REPURCHASE AGREEMENT - 0.2%
                                                                     Nesbitt Burns Repo*
Total Commercial Paper - 54.3%                          928,743      2.250%       due  11/01/2001            2,585           2,585
                                                                                                                     -------------
U.S. GOVERNMENT SECURITIES
U.S. Government Agency - 45.6%                                       TOTAL INVESTMENTS - 100.1%                          1,710,466
Farmer MAC
2.320%        due  11/13/2001             43,500         43,466      Liabilities, less other assets - (0.1%)                (1,638)
Federal Farm Credit Bank                                                                                             -------------
2.240%        due  11/26/2001              6,664          6,654
                                                                     TOTAL NET ASSETS - 100.0%                       $   1,708,828
                                                                                                                     =============
                                                                     *Collateralized by U.S. Treasury Note (6.375% due
                                                                      January 31, 2002); held by custodian

See accompanying notes to the financial statements

                                Money Market Fund
                              Financial Highlights

                                                                       Year             Year             Year
                                                                       ended            ended            ended
Selected per share data                                               10/31/01         10/31/00         10/31/99
                                                                    ------------     ------------     ------------
Net asset value, beginning of period............................... $       1.00             1.00             1.00

Income from investment operations:
     Net investment income.........................................         0.05             0.06             0.05
     Net realized and unrealized gain..............................         0.00             0.00             0.00
                                                                    ------------     ------------     ------------
Total income from investment operations............................         0.05             0.06             0.05

Less distributions:
     Dividends from net investment income..........................         0.05             0.06             0.05
     Distributions from net realized gain..........................         0.00             0.00             0.00
                                                                    ------------     ------------     ------------
Total distributions................................................         0.05             0.06             0.05
                                                                    ------------     ------------     ------------

Net asset value, end of period..................................... $       1.00             1.00             1.00
                                                                    ============     ============     ============


Total return ......................................................         4.66%*           6.21%            5.03%
                                                                    ============     ============     ============

Ratios and supplemental data:
Net assets, end of period (in thousands)........................... $  1,708,828        1,385,643        1,144,842
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements...................         0.18%            0.18%            0.19%
     Expenses, before waivers and reimbursements...................         0.18%            0.33%            0.39%
     Net investment income, net of waivers
         and reimbursements........................................         4.54%            6.05%            4.93%
     Net investment income, before waivers
         and reimbursements........................................         4.54%            5.90%            4.73%

--------------------------------------------------------------------------------
* Total return for the period ended October 31, 2001 includes the effect of a voluntary payment from the Investment Advisor (see Note #4). Without this payment total return would have been 4.12%

See accompanying notes to the financial statements

                                Money Market Fund
                        Financial Highlights (continued)

                                                                                        Year             Year
                                                                                       ended            ended
Selected per share data                                                               10/31/98         10/31/97
                                                                                 ---------------- ----------------
Net asset value, beginning of period..........................................   $           1.00             1.00

Income from investment operations:
     Net investment income....................................................               0.05             0.05
     Net realized and unrealized gain.........................................               0.00             0.00
                                                                                 ---------------- ----------------
Total income from investment operations.......................................               0.05             0.05

Less distributions:
     Dividends from net investment income.....................................               0.05             0.05
     Distributions from net realized gain.....................................               0.00             0.00
                                                                                 ---------------- ----------------
Total distributions...........................................................               0.05             0.05
                                                                                 ---------------- ----------------

Net asset value, end of period................................................   $           1.00             1.00
                                                                                 ================ ================

Total return..................................................................               5.54%            5.44%
                                                                                 ================ ================

Ratios and supplemental data:
Net assets, end of period (in thousands)......................................   $        693,667          766,356
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..............................               0.20%            0.22%
     Expenses, before waivers and reimbursements..............................               0.40%            0.40%
     Net investment income, net of waivers and reimbursements.................               5.40%            5.34%
     Net investment income, before waivers and reimbursements.................               5.20%            5.16%

See accompanying notes to the financial statements

                           Government Securities Fund
                       Statement of Assets and Liabilities
                                October 31, 2001

In thousands, except per share data

Assets
     Investments in securities, at value (cost - $217,651)...................................   $          227,117
     Interest receivable.....................................................................                2,787
     Receivable for fund shares sold.........................................................                  891
                                                                                                  ----------------

Total Assets.................................................................................              230,795

Liabilities
     Dividends payable.......................................................................                  886
     Accrued expenses .......................................................................                   35
     Payable for fund shares redeemed........................................................                   27
     Investment advisory fees payable........................................................                   19
                                                                                                  ----------------

Total Liabilities............................................................................                  967
                                                                                                  ----------------

Net Assets...................................................................................     $        229,828
                                                                                                  ================

Analysis of Net Assets:
     Paid in capital.........................................................................     $        221,285
     Accumulated net realized loss...........................................................                 (938)
     Net unrealized appreciation.............................................................                9,466
     Undistributed net investment income.....................................................                   15
                                                                                                  ----------------

Net Assets...................................................................................     $        229,828
                                                                                                  ================

Net Asset Value Per Share (based on net assets of $229,828 and  21,477 shares
     issued and outstanding).................................................................     $          10.70
                                                                                                  ================

See accompanying notes to the financial statements

                           Government Securities Fund
                             Statement of Operations
                       For the year ended October 31, 2001

In thousands

Investment Income
     Interest................................................................................     $         10,122
                                                                                                  ----------------

Total Investment Income......................................................................               10,122

Expenses
     Investment advisory fees................................................................                  186
     Fund administration fees................................................................                   93
     Fund accounting fees....................................................................                   57
     Transfer agent fees.....................................................................                   20
     Custodian fees..........................................................................                   18
     Professional fees.......................................................................                   14
     Registration fees.......................................................................                   11
     Trustees fees...........................................................................                    7
                                                                                                  ----------------

Total Expenses...............................................................................                  406
                                                                                                  ----------------

Net Investment Income........................................................................                9,716

Net Realized and Unrealized Gain
     Net realized gain on sale of investments................................................                8,047
     Change in net unrealized appreciation on investments....................................                9,262
                                                                                                  ----------------

     Net realized and unrealized gain........................................................               17,309
                                                                                                  ----------------

Net Change in Net Assets from Operations.....................................................     $         27,025
                                                                                                  ================

See accompanying notes to the financial statements

                           Government Securities Fund
                       Statements of Changes in Net Assets

                                                                                        Year             Year
                                                                                       ended            ended
In thousands                                                                          10/31/01         10/31/00
                                                                                 ---------------- ----------------
Change in net assets from operations
     Net investment income....................................................   $          9,716            8,825
     Net realized gain (loss) ................................................              8,047           (8,985)
     Change in net unrealized appreciation....................................              9,262            9,506
                                                                                 ---------------- ----------------
     Change in net assets from operations.....................................             27,025            9,346

Distributions to shareholders from:
     Net investment income....................................................             (9,721)          (8,860)
     Net realized gain........................................................                  0           (1,649)
                                                                                 ---------------- ----------------
     Total distributions......................................................             (9,721)         (10,509)

Capital share transactions
     Proceeds from sale of shares.............................................             91,659           42,629
     Reinvestment of distributions............................................              9,720           10,508
     Cost of shares redeemed..................................................            (62,496)         (33,337)
                                                                                 ---------------- ----------------
     Change in net assets from capital transactions...........................             38,883           19,800
                                                                                 ---------------- ----------------

Change in net assets..........................................................             56,187           18,637
Net assets at beginning of period.............................................            173,641          155,004
                                                                                 ---------------- ----------------

Net assets at end of period...................................................   $        229,828          173,641
                                                                                 ================ ================

Undistributed net investment income...........................................   $             15               20
                                                                                 ================ ================

See accompanying notes to the financial statements

                                                     Government Securities Fund
                                                       Schedule of Investments
                                                          October 31, 2001

                                     Principal                                                         Principal
In thousands                           Amount         Value                                              Amount          Value
                                   -------------   ------------                                       ------------   -------------
U.S. GOVERNMENT SECURITIES                                           U.S. Government Obligations - 49.5%
U.S. Government Agencies - 49.3%                                     U.S. Treasury Bond
A.I.D. Israel                                                        7.500%       due  11/15/2016     $     20,000   $      25,472
5.890%        due  08/15/2005      $       9,500   $     10,205      5.250%       due  02/15/2029           20,000          20,614
                                                                     6.250%       due  05/15/2030           20,000          23,839
Federal Farm Credit Bank                                                                                             -------------
2.240%        due  11/14/2001             20,000         19,984                                                             69,925
                                                                     U.S. Treasury Inflationary Index Bond
Federal Home Loan Mortgage Corp.                                     3.375%       due  01/15/2007           22,407          23,177
2.350%        due  11/05/2001             12,000         11,997      3.375%       due  04/15/2032           20,000          20,787
2.370%        due  11/09/2001             12,000         11,994                                                      -------------
2.550%        due  11/13/2001              1,865          1,863                                                             43,964
2.731%        due  12/18/2001             20,500         20,442                                                      -------------
                                                   ------------      Total U.S. Government Obligation                      113,889
                                                         46,296                                                      -------------
Financial Assistance Corp.
9.375%        due  07/21/2003              6,830          7,601      Total U.S. Government Securities                      227,107
8.800%        due  06/10/2005             14,500         16,987      (cost - $217,641)
                                                   ------------
                                                         24,588      DEMAND NOTE
Overseas Private Investment Corp.
6.360%        due  06/15/2012              9,565         10,456      Utility-Electric - 0.0%
                                                                     Wisconsin Electric Demand Note
Small Business Administration                                        2.045%       due  11/01/2001
4.750%        due  07/25/2013              1,689          1,689      (cost - $10)                               10              10
                                                   ------------                                                      -------------

Total U.S. Government Agency                            113,218      TOTAL INVESTMENTS - 98.8%

                                                                     (cost - $217,651)                                     227,117

                                                                     Other assets, less liabilities - 1.2%                   2,711
                                                                                                                     -------------

                                                                     TOTAL NET ASSETS - 100.0%                       $     229,828
                                                                                                                     =============

See accompanying notes to the financial statements

                           Government Securities Fund
                              Financial Highlights

                                                                        Year             Year             Year
                                                                        ended            ended            ended
Selected per share data                                                10/31/01         10/31/00         10/31/99
                                                                     -----------      -----------      -----------
Net asset value, beginning of period.............................    $      9.83             9.91            11.09

Income (loss) from investment operations:
     Net investment income.......................................           0.53             0.59             0.56
     Net realized and unrealized gain (loss).....................           0.87             0.03            (0.82)
                                                                     -----------      -----------      -----------
Total income (loss) from investment operations...................           1.40             0.62            (0.26)

Less distributions:
     Dividends from net investment income........................           0.53             0.59             0.56
     Distributions from net realized gain........................           0.00             0.11             0.36
                                                                     -----------      -----------      -----------
Total distributions..............................................           0.53             0.70             0.92
                                                                     -----------      -----------      -----------

Net asset value, end of period...................................    $     10.70             9.83             9.91
                                                                     ===========      ===========      ===========

Total return ....................................................          14.59%            6.70%           (2.50%)
                                                                     ===========      ===========      ===========

Ratios and supplemental data:
Net assets, end of period (in thousands).........................    $   229,828          173,641          155,004
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements.................           0.22%            0.22%            0.22%
     Expenses, before waivers and reimbursements.................           0.22%            0.46%            0.55%
     Net investment income, net of waivers
          and reimbursements.....................................           5.21%            6.05%            5.38%
     Net investment income, before waivers
          and reimbursements.....................................           5.21%            5.81%            5.05%
Portfolio turnover rate..........................................            228%             163%              77%

See accompanying notes to the financial statements

                           Government Securities Fund
                        Financial Highlights (continued)

                                                                                        Year             Year
                                                                                       ended            ended
Selected per share data                                                               10/31/98         10/31/97
                                                                                 ---------------- ----------------
Net asset value, beginning of period..........................................   $          10.49            10.21

Income from investment operations:
     Net investment income....................................................               0.59             0.59
     Net realized and unrealized gain.........................................               0.60             0.28
                                                                                 ---------------- ----------------
Total income from investment operations.......................................               1.19             0.87

Less distributions:
     Dividends from net investment income.....................................               0.59             0.59
     Distributions from net realized gain.....................................               0.00             0.00
                                                                                 ---------------- ----------------
Total distributions...........................................................               0.59             0.59
                                                                                 ---------------- ----------------

Net asset value, end of period................................................   $          11.09            10.49
                                                                                 ================ ================

Total return .................................................................              11.72%            8.86%
                                                                                 ================ ================

Ratios and supplemental data:
Net assets, end of period (in thousands)......................................   $        156,312          104,385
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..............................               0.23%            0.46%
     Expenses, before waivers and reimbursements..............................               0.57%            0.65%
     Net investment income, net of waivers and reimbursements.................               5.54%            5.92%
     Net investment income, before waivers and reimbursements.................               5.20%            5.73%
Portfolio turnover rate.......................................................                219%             136%

See accompanying notes to the financial statements

                              Asset Allocation Fund
                       Statement of Assets and Liabilities
                                October 31, 2001

In thousands, except per share data

Assets
     Investments in securities, at value (cost - $127,768).....................................   $        135,050
     Interest receivable.......................................................................                819
     Receivable for fund shares sold...........................................................                 75
     Dividends receivable......................................................................                 27
                                                                                                  ----------------

Total Assets...................................................................................            135,971

Liabilities
     Payable for fund shares redeemed..........................................................                203
     Investment advisory fees payable..........................................................                 29
     Accrued expenses .........................................................................                 27
                                                                                                  ----------------

Total Liabilities..............................................................................                259
                                                                                                  ----------------

Net Assets.....................................................................................   $        135,712
                                                                                                  ================

Analysis of Net Assets
     Paid in capital...........................................................................   $        130,988
     Accumulated net realized loss ............................................................             (2,786)
     Net unrealized appreciation...............................................................              7,282
     Undistributed net investment income.......................................................                228
                                                                                                  ----------------

Net Assets.....................................................................................   $        135,712
                                                                                                  ================

Net Asset Value Per Share  (based on net assets of $135,712 and 10,312 shares
     issued and outstanding)...................................................................   $          13 16
                                                                                                  ================

See accompanying notes to the financial statements

                              Asset Allocation Fund
                             Statement of Operations
                       For the year ended October 31, 2001

In thousands

Investment Income
     Interest..................................................................................   $          3,592
     Dividends.................................................................................                713
     Other income..............................................................................                 39
                                                                                                  ----------------

Total Investment Income........................................................................              4,344

Expenses
     Investment advisory fees..................................................................                417
     Fund administration fees..................................................................                 83
     Fund accounting fees......................................................................                 45
     Transfer agent fees.......................................................................                 23
     Custodian fees............................................................................                 15
     Registration fees.........................................................................                 13
     Professional fees.........................................................................                 12
     Trustees fees.............................................................................                  7
                                                                                                  ----------------

Total Expenses.................................................................................                615
                                                                                                  ----------------

Net Investment Income..........................................................................              3,729

Net Realized and Unrealized Gain (Loss)
     Net realized loss on sale of investments..................................................             (2,387)
     Net realized gain on written options......................................................                242
     Change in net unrealized appreciation on investments......................................            (23,959)
                                                                                                  ----------------

     Net realized and unrealized gain (loss)...................................................            (26,104)
                                                                                                  ----------------

Net Change in Net Assets from Operations.......................................................   $        (22,375)
                                                                                                  ================

See accompanying notes to the financial statements

                              Asset Allocation Fund
                       Statements of Changes in Net Assets


                                                                                        Year             Year
In thousands                                                                           ended            ended
                                                                                      10/31/01         10/31/00
                                                                                 ---------------- ----------------
Change in net assets from operations
     Net investment income....................................................   $          3,729            4,170
     Net realized gain (loss).................................................             (2,145)          16,035
     Change in net unrealized appreciation....................................            (23,959)             277
                                                                                 ---------------- ----------------
     Change in net assets from operations.....................................            (22,375)          20,482

Distributions to shareholders from:
     Net investment income....................................................             (3,856)          (4,112)
     Net realized gain........................................................            (16,230)         (21,997)
                                                                                 ---------------- ----------------
     Total distributions......................................................            (20,086)         (26,109)

Capital share transactions
     Proceeds from sale of shares.............................................             27,931           78,568
     Reinvestment of distributions............................................             20,087           26,083
     Cost of shares redeemed .................................................            (56,746)         (76,552)
                                                                                 ---------------- ----------------
     Change in net assets from capital transactions...........................             (8,728)          28,099
                                                                                 ---------------- ----------------

Change in net assets..........................................................            (51,189)          22,472
Net assets at beginning of period.............................................            186,901          164,429
                                                                                 ---------------- ----------------

Net assets at end of period...................................................   $        135,712          186,901
                                                                                 ================ ================

Undistributed net investment income...........................................   $            228              355
                                                                                 ================ ================

See accompanying notes to the financial statements

                                                        Asset Allocation Fund
                                                       Schedule of Investments
                                                          October 31, 2001

In thousands, except shares            Shares         Value                                              Shares          Value
                                   -------------   ------------                                       ------------   -------------
COMMON STOCKS                                                        Common Stocks - Consumer Cyclical
Common Stocks - Basic Materials                                      Leisure Time - 1.6%
Paper & Forest Products - 0.3%                                       Carnival Corporation                   60,000   $       1,307
Fibermark, Inc.*                          48,000   $        360      Six Flags, Inc.*                       70,000             826
                                                                                                                     -------------
Common Stocks - Capital Goods                                                                                                2,133
Container - 0.7%                                                     Printing & Publishing - 1.6%
Ivex Packaging Corp.*                     54,800          1,000      Scholastic Corp.*                      50,000           2,235

Electrical Equipment - 2.4%                                          Retail Specialty - 2.1%
General Electric                          88,136          3,209      Home Depot                             50,061           1,914
                                                                     RadioShack Corporation                 35,000             875
Environmental - 1.4%                                                                                                 -------------
Allied Waste Industries, Inc.*           115,018          1,141                                                              2,789
Newpark Resources, Inc.*                 124,684            762                                                      -------------
                                                   ------------      Total Common Stocks - Consumer
                                                          1,903      Cyclical - 5.3%                                         7,157
                                                   ------------
                                                                     Common Stocks - Consumer Staples
Total Common Stocks - Capital Goods - 4.5%                6,112
                                                                     Beverages - 2.3%
Common Stocks - Communication Services                               Anheuser-Busch Co.                     75,000           3,125
Cellular/Wireless - 0.4%
Powerwave Technologies, Inc.*             38,000            581      Drug Stores - 1.2%
                                                                     CVS Corporation                        40,000             956
Long Distance - 0.6%                                                 Walgreen Company                       20,000             648
MCI Group                                  2,400             28                                                      -------------
MCI Worldcom, Inc.*                       60,000            807                                                              1,604
                                                   ------------      Entertainment - 2.0%
                                                            835      AOL-Time Warner, Inc.*                 84,081           2,624
Telephone - 1.9%                                                     Cinar Corporation*                     40,000             150
Alltel Corp.                              45,000          2,571                                                      -------------
                                                   ------------                                                              2,774
                                                                     Food Retailers - 4.6%
Total Common Stocks - Communication                                  Cardinal Health, Inc.                  57,500           3,859
Services - 2.9%                                           3,987      Kroger Company*                        94,368           2,308
                                                                                                                     -------------
                                                                                                                             6,167
See accompanying notes to the financial statements
                                                                              24

                                                        Asset Allocation Fund
                                                       Schedule of Investments
                                                          October 31, 2001

In thousands, except shares            Shares         Value                                              Shares          Value
                                   -------------   ------------                                       ------------   -------------

Media - TV/Radio/Cable - 2.0%                                        Insurance - 1.0%
Clear Channel Communications*             45,393   $      1,730      American International Group           17,500   $       1,376
Young Broadcasting Corp.*                 65,500          1,003                                                      -------------
                                                   ------------
                                                          2,733      Total Common Stocks - Finance - 7.2%                    9,708
                                                   ------------
Total Common Stocks -                                                Common Stocks - Health Care
 Consumer Staples - 12.1%                                16,403      Drugs - 6.5%
                                                                     Eli Lilly & Co.                        35,000           2,678
Common Stocks - Energy                                               Pfizer, Inc.                           74,500           3,122
Exploration/Drilling - 2.8%                                          Schering-Plough Corp.                  56,808           2,112
Helmerich & Payne, Inc.                   30,000            910      Watson Pharmaceuticals, Inc.*          20,000             954
Kerr-McGee Corporation                    27,500          1,584                                                      -------------
Rio Alto Exploration Limited*             80,000          1,258                                                              8,866
                                                   ------------
                                                          3,752      Medical Products & Supplies - 2.3%
Oil & Gas Domestic - 1.4%                                            Johnson & Johnson Co.                  54,032           3,129
Devon Energy Corporation                  50,000          1,915
                                                                     Medical Services - 2.2%
Oil & Gas International - 2.0%                                       HCA Inc.,                              10,000             397
Exxon Mobil Corporation                   70,806          2,793      Tenet Healthcare Corp.*                45,000           2,588
                                                                                                                     -------------
Oil & Gas Service - 0.4%                                                                                                     2,985
Petroleum Geo Services ADR*               95,000            561                                                      -------------
                                                   ------------
                                                                     Total Common Stocks - Health Care - 11.0%              14,980
Total Common Stocks - Energy - 6.6%                       9,021
                                                                     Common Stocks - Technology
Common Stocks - Finance                                              Communication Equipment - 3.7%
Banks - 1.0%                                                         Corning Incorporated                   55,000             443
State Street Corp.                        30,000          1,366      L-3 Communications Hldgs*              29,200           2,537
                                                                     Nokia Corp.                            44,000             902
Financial Services - 5.2%                                            Tellabs, Inc.*                         79,500           1,085
Citigroup, Inc.                           64,113          2,918                                                      -------------
Fannie Mae                                50,000          4,048                                                              4,967
                                                   ------------      Computer Related - 2.2%
                                                          6,966      Comverse Technology*                   15,000             282
                                                                     Dell Computer Corporation*             55,000           1,319

See accompanying notes to the financial statements
                                                                              25

                                                        Asset Allocation Fund
                                                       Schedule of Investments
                                                          October 31, 2001

                                     Principal
                                      Amount                                                           Principal
In thousands, except shares          or Shares        Value                                              Amount          Value
                                   -------------   ------------                                       ------------   -------------

EMC Corp Mass., Inc.*                     25,112   $        309      CORPORATE BONDS
IBM                                       10,000          1,081      Aerospace & Defense - 1.6%
                                                   ------------
                                                          2,991      Boeing Capital Corp.
Computer Software/Services - 6.5%                                    5.960%       due  05/25/2004     $      2,000   $       2,102
Citrix Systems, Inc.*                     50,000          1,170
Concord EFS, Inc.*                        30,000            821      Agricultural & Industrial Equipment - 0.6%
First Data                                20,677          1,397      Case Corp.
Microsoft Corp.*                          46,000          2,675      6.750%       due  10/21/2007            1,000             827
Sungard Data Systems, Inc.*               80,000          2,016
Symantec Corporation*                     15,000            825      Auto & Truck - 1.5%
                                                   ------------      Ford Motor Credit Corp.
                                                          8,904      7.500%       due  06/15/2003            2,000           2,086
                                                   ------------
Total Common Stocks -                                                Bank and Bank Holding Company - 1.6%
Technology - 12.4%                                       16,862      Northern Trust Company
                                                   ------------      7.500%       due  02/11/2005            2,000           2,212

Total Common Stocks - 62.3%                                          Entertainment & Leisure - 0.6%
(cost - $79,298)                                         84,590      Royal Caribbean
                                                                     7.000%       due  10/15/2007            1,000             748
U.S. GOVERNMENT SECURITIES
U.S. Government Agency - 5.1%                                        Exploration/Drilling - 1.0%
Federal Home Loan Mortgage Corp.                                     Kerr-McGee Corporation
2.350%        due  11/05/2001      $       7,000          6,998      5.250%       due  02/15/2010            1,150           1,337

U.S. Government Obligations - 20.1%                                  Financial Services - 1.6%
U.S. Treasury Notes                                                  USAA Capital Corp.
6.125%        due  08/31/2002              5,000          5,168      7.540%       due  03/30/2005            2,000           2,210
6.750%        due  05/15/2005             10,000         11,178
5.750%        due  11/15/2005             10,000         10,884
                                                   ------------
Total U.S. Government Obligations                        27,230
                                                   ------------

Total U.S. Government Securities - 25.2%
(cost - $32,543)                                         34,228


See accompanying notes to the financial statements
                                                                              26

                                                        Asset Allocation Fund
                                                       Schedule of Investments
                                                          October 31, 2001

                                     Principal                                                         Principal
In thousands, except shares           Amount          Value                                              Amount          Value
                                   -------------   ------------                                       ------------   -------------
Food Retailers - 0.8%                                                COMMERCIAL PAPER
Kroger Company                                                       Financial Services - 1.3%
7.650%        due  04/15/2007      $       1,000   $      1,119      American Express Company
                                                                     2.380%       due  11/01/2001
Oil & Gas International - 0.6%                                       (cost - $1,760)                  $      1,760   $       1,760
Enron Corp.
6.625%        due  11/15/2005              1,000            782      DEMAND NOTE
                                                                     Utility/Electric - 0.0%
Waste Management Services - 0.8%                                     Wisconsin Electric
Waste Management, Inc.                                               2.045%       due  11/01/2001
6.625%        due  07/15/2002              1,000          1,015      (cost - $34)                               34              34
                                                   ------------                                                      -------------

Total Corporate Bonds - 10.7%                                        TOTAL INVESTMENTS - 99.5%
(cost - $14,133)                                         14,438      (cost - $127,768)                                     135,050

                                                                     Other assets, less liabilities - 0.5%                     662
                                                                                                                     -------------

                                                                     TOTAL NET ASSETS - 100.0%                       $     135,712
                                                                                                                     =============

                                                                     * Non-income producing security


See accompanying notes to the financial statements

                              Asset Allocation Fund
                              Financial Highlights

                                                                        Year             Year             Year
                                                                        ended            ended            ended
Selected per share data                                                10/31/01         10/31/00         10/31/99
                                                                      ----------       ----------       ----------
Net asset value, beginning of period.............................     $    17.04            17.62            15.72

Income (loss) from investment operations:
     Net investment income.......................................           0.34             0.38             0.40
     Net realized and unrealized gain (loss) ....................          (2.35)            1.61             1.93
                                                                      ----------       ----------       ----------
Total income (loss) from investment operations...................          (2.01)            1.99             2.33
                                                                                                `
Less distributions:
     Dividends from net investment income........................           0.35             0.38             0.43
     Distributions from net realized gain........................           1.52             2.19             0.00
                                                                      ----------       ----------       ----------
Total distributions..............................................           1.87             2.57             0.43
                                                                      ----------       ----------       ----------

Net asset value, end of period...................................     $    13.16            17.04            17.62
                                                                      ==========       ==========       ==========


Total return.....................................................         (13.06%)          11.82%           14.91%
                                                                      ==========       ==========       ==========

Ratios and supplemental data:
Net assets, end of period (in thousands).........................     $  135,712          186,901          164,429
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements.................           0.37%            0.36%            0.36%
     Expenses, before waivers and reimbursements.................           0.37%            0.66%            0.76%
     Net investment income, net of waivers
         and reimbursements......................................           2.24%            2.21%            2.14%
     Net investment income, before waivers
         and reimbursements......................................           2.24%            1.91%            1.74%
Portfolio turnover rate..........................................             32%              63%              46%

See accompanying notes to the financial statements

                              Asset Allocation Fund
                        Financial Highlights (continued)

                                                                                        Year             Year
                                                                                       ended            ended
Selected per share data                                                               10/31/98         10/31/97
                                                                                 ---------------- ----------------
Net asset value, beginning of period..........................................   $          16.60            12.75

Income from investment operations:
     Net investment income....................................................               0.39             0.27
     Net realized and unrealized gain (loss)..................................              (0.32)            3.85
                                                                                 ---------------- ----------------
Total income from investment operations.......................................               0.07             4.12

Less distributions:
     Dividends from net investment income.....................................               0.35             0.24
     Distributions from net realized gain.....................................               0.60             0.03
                                                                                 ---------------- ----------------
Total distributions...........................................................               0.95             0.27
                                                                                 ---------------- ----------------

Net asset value, end of period................................................   $          15.72            16.60
                                                                                 ================ ================

Total return..................................................................               0.21%           32.61%
                                                                                 ================ ================

Ratios and supplemental data:
Net assets, end of period (in thousands)......................................   $        209,630          164,885
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..............................               0.36%            0.56%
     Expenses, before waivers and reimbursements..............................               0.76%            0.78%
     Net investment income, net of waivers and reimbursements.................               2.33%            1.90%
     Net investment income, before waivers and reimbursements.................               1.93%            1.68%
Portfolio turnover rate.......................................................                 64%              64%

See accompanying notes to the financial statements

                                    Aon Funds
                        Notes to the Financial Statements


1. Description of Entity

Aon Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as an open-end, diversified, management investment company. The Trust consists of three Funds: the Money Market Fund, the Government Securities Fund, and the Asset Allocation Fund. There are an unlimited number of shares authorized with no par value.

The Money Market Fund of the Trust is designated as a "Money Market Fund", and must adhere to the guidelines governing such funds as described in Rule 2a-7 under the Investment Company Act of 1940. Pursuant to that Rule, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share on a daily basis.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds used in the preparation of their financial statements.

    a) Security Valuation - Securities for which quotations are readily available are valued at the last reported sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which they are principally traded. Securities for which market quotations are not available are stated at fair value as determined in good faith under procedures established by the Board of Trustees. Debt securities are valued by an independent pricing service that utilizes electronic data processing techniques, including a "matrix system", to derive evaluated bid prices. Investments held by the Money Market Fund, and short-term debt instruments held by other Funds, are stated at amortized cost which approximates fair value.

    b) Investment Transactions and Income - Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except for foreign dividends which are recorded when the information becomes available. Realized gains and losses on investments are determined based on an identified cost basis.

    c) Distributions to Shareholders - Distributions of net investment income and net realized gain are determined in accordance with income tax regulations. Dividends are declared daily and paid monthly for the Money Market Fund, declared and paid monthly for the Government Securities Fund, and declared and paid quarterly for the Asset Allocation Fund.

    d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

                                    Aon Funds
                        Notes to the Financial Statements

    e) Repurchase Agreement - During the term of a repurchase agreement, collateral with a market value greater than or equal to the market value of the repurchase agreement is held by the Fund's custodian.

3. Investment Advisory Fees and Other Transactions with Affiliates

Under the terms of the investment advisory agreement with Aon Advisors, Inc. (the "Investment Advisor"), a subsidiary of Aon Corporation, investment advisory fees will be accrued daily and paid monthly at the following annual rates, stated as a percentage of average daily net assets:

Money Market Fund                    .10%
Government Securities Fund           .10%
Asset Allocation Fund                .25%

The Investment Advisor has also agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed the following amounts, stated as a percentage of average daily net assets:

Money Market Fund                    1.00%
Government Securities Fund           1.50% of the first $30 million;
                                     and 1.25% in excess of $30 million
Asset Allocation Fund                1.25%

The Trust has entered into an administration agreement with the Investment Advisor to provide certain administrative services for the Trust. Under this agreement, the Trust pays the Investment Advisor an annual fee of .05% of the first $500 million of average daily net assets of each Fund and .04% of the average daily net assets of each Fund in excess of $500 million.

Certain officers and trustees of the Trust are also officers and directors of the Investment Advisor. These officers and trustees serve without direct compensation from the Trust. During the period ended October 31, 2001 the Trust incurred expenses totaling $73,085 for compensation of unaffiliated trustees.

4. Payment by Affiliate

On January 4, 2001, the Investment Advisor purchased Pacific Gas & Electric commercial paper from the Money Market Fund for $8,516,234 in excess of the security's value. The Fund recorded a realized loss on the sale and a payment of an equal amount from the Investment Advisor.

                                    Aon Funds
                        Notes to the Financial Statements

5. Income Taxes

Each Fund intends to qualify as a "regulated investment company" under the provision of Subchapter M of the Internal Revenue Code of 1986, as amended, and thereby, under the provisions of the income tax laws available to regulated investment companies, be relieved of substantially all income taxes. Therefore, no provision has been made for Federal or State income taxes. The Government Securities Fund has a capital loss carryover of $938,301 for the year ended October 31, 2000 and the Asset Allocation Fund has a capital loss carryover of $1,664,721 for the year ended October 31, 2001 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, they will expire in the years 2008 and 2009, respectively.

At October 31, 2001, the identified cost of investments for federal income tax purposes was as follows:

    In Thousands

    Money Market Fund                               $        1,710,466
    Government Securities Fund                      $          217,651
    Asset Allocation Fund                           $          129,066

The gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at October 31, 2001 were as follows:

                                                     Government      Asset
    In Thousands                                     Securities    Allocation
                                                        Fund          Fund
                                                    ------------  -------------

    Gross unrealized appreciation                   $     9,466        24,970
    Gross unrealized depreciation                             0       (18,987)
                                                    ------------  -------------

Net unrealized appreciation                         $     9,466         5,983
                                                    ============  =============

6. Investments

Investment transactions for the period ended October 31, 2001, including maturities and excluding short-term investments, were as follows:
                                                                    Proceeds
    In Thousands                                     Purchases     from sales
                                                    -----------   ------------

    Government Securities Fund                      $  305,664       300,218
    Asset Allocation Fund                           $   48,144        58,990

                                    Aon Funds
                        Notes to the Financial Statements


7. Capital Share Transactions

Capital stock transactions were as follows:

                                                  Money Market               Government Securities
In thousands                                         Fund                            Fund
                                            Shares           Amount         Shares          Amount
                                       ---------------  ---------------  -------------  --------------
Balance at October 31, 1999                 1,144,842        1,144,842         15,637         162,602

    Shares sold                             8,181,724        8,181,724          4,379          42,629
    Dividend reinvestments                     47,693           47,693          1,092          10,508
                                       ---------------  ---------------  -------------  --------------
    Total issued                            8,229,417        8,229,417          5,471          53,137
    Shares redeemed                        (7,988,616)      (7,988,616)        (3,446)        (33,337)
                                       ---------------  ---------------  -------------  --------------
    Net change in shares                      240,801          240,801          2,025          19,800
                                       ---------------  ---------------  -------------  --------------

Balance at October 31, 2000                 1,385,643        1,385,643         17,662         182,402

    Shares sold                             9,581,253        9,581,253          8,973          91,659
    Dividend reinvestments                     38,902           38,902            949           9,720
                                       ---------------  ---------------  -------------  --------------
    Total issued                            9,620,155        9,620,155          9,922         101,379
    Shares redeemed                        (9,296,970)      (9,296,970)        (6,107)        (62,496)
                                       ---------------  ---------------  -------------  --------------
    Net change in shares                      323,185          323,185          3,815          38,883
                                       ---------------  ---------------  -------------  --------------

Balance at October 31, 2001                 1,708,828   $    1,708,828         21,477   $     221,285
                                       ===============  ===============  =============  ==============

                                              Asset Allocation
                                                     Fund
                                            Shares           Amount
                                       ---------------  ---------------

Balance at October 31, 1999                     9,332          111,617

    Shares sold                                 4,538           78,568
    Dividend reinvestments                      1,565           26,083
                                       ---------------  ---------------
    Total issued                                6,103          104,651
    Shares redeemed                            (4,469)         (76,552)
                                       ---------------  ---------------
    Net change in shares                        1,634           28,099
                                       ---------------  ---------------

Balance at October 31, 2000                    10,966          139,716

    Shares sold                                 1,897           27,931
    Dividend reinvestments                      1,327           20,087
                                       ---------------  ---------------
    Total issued                                3,224           48,018
    Shares redeemed                            (3,878)         (56,746)
                                       ---------------  ---------------
    Net change in shares                         (654)          (8,728)
                                       ---------------  ---------------
Balance at October 31, 2001                    10,312 $        130,988
                                       ===============  ===============

                                    Aon Funds
                        Notes to the Financial Statements

8. Written Covered Call Options

The Asset Allocation Fund engages in portfolio hedging with respect to declining stock prices by writing covered call options. The premiums received when a covered call option is written provide a partial hedge against declining prices and enable the Fund to generate a higher return.

Transactions in options for the period ending October 31, 2001, were as follows:

                                                      Contracts      Premiums
                                                     -----------  -------------

    Options outstanding, beginning of period                  0   $          0
    Options written                                       1,470        341,133
    Options exercised                                         0              0
    Options expired                                        (860)      (214,302)
    Options closed                                         (610)      (126,831)
    Options assigned                                          0              0
                                                     -----------  -------------

    Options outstanding, end of period                        0   $           0
                                                     ===========  =============